Loss per Common Share - Schedule of Potential Common Shares Issuable Pursuant to Outstanding Securities Excluded from Computation of Diluted Loss per Common Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding securities not included in calculations	1,803	2,493	1,803	2,493	2,509,000	1,071,000
Warrants to purchase shares of common stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding securities not included in calculations	21	22	21	22	22,000	22,000
Options to purchase shares of common stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding securities not included in calculations	757	500	757	500	516,000	416,000
Convertible preferred stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Outstanding securities not included in calculations	1,025	1,971	1,025	1,971	1,971,000	633,000